Condensed consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income including non-controlling interests	$ 16,345	$ 8,538	$ 38,130	$ 37,295	$ 25,799
Other comprehensive (loss) income, net:
Gains (losses) on interest rate swaps, net of tax				(92)	92
Unrealized loss on interest rate caps, net of tax	(583)	(779)	(1,388)	(662)
Foreign currency translation adjustments	(93)	101	314	26
Total other comprehensive (loss) income, net	(676)	(678)	(1,074)	(728)	92
Total comprehensive income including non-controlling interests	15,669	7,860	37,056	36,567	25,891
Less: total comprehensive income attributable to non-controlling interests	12,491	113	19,557	487	361
Total comprehensive income attributable to Planet Fitness, Inc.	$ 3,178	$ 7,747	$ 17,499	$ 36,080	$ 25,530